TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Aging of trade receivables
Trade receivables, current	$ 619	$ 609
Neither past due nor impaired
Aging of trade receivables
Trade receivables, current	427	371
Less than 30 days past due | Past due but not impaired
Aging of trade receivables
Trade receivables, current	101	86
Between 30 and 120 days past due | Past due but not impaired
Aging of trade receivables
Trade receivables, current	53	81
Greater than 120 days past due | Past due but not impaired
Aging of trade receivables
Trade receivables, current	$ 38	$ 71